KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	9 Months Ended
Mar. 31, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	03/31/2024	03/31/2023

Salaries, social security and other benefits	1,472,483	1,283,114
Share-based incentives	2,952,993	2,680,218
Total	4,425,476	3,963,332